Deferred compensation awards	12 Months Ended
Mar. 31, 2020
Deferred Compensation Awards [Abstract]
Deferred compensation plans
14. Deferred compensation awards:
Nomura issues deferred compensation awards to senior management and employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.
These stock-based compensation awards comprise Restricted Stock Unit (“RSU”) awards, Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while RSU awards, SAR Plan B awards, NSU awards and CSU awards are analogous to awards of restricted common stock. The Company also issues other deferred compensation awards, namely Notional Indexed Unit (“NIU”) awards which are linked to a world stock index quoted by Morgan Stanley Capital International.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSU awards
The Company introduced RSU awards in the fiscal year ended March 31, 2018, and granted the first RSU awards in May 2018. For each RSU award, one common stock of the Company is delivered. The awards generally have a graded vesting period over three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of the Company’s common stock.
The following table presents activity relating to RSU awards for the year ended March 31, 2020.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	48,518,200	¥530	1.3
Granted	33,786,200	365
Forfeited	(3,734,800)	441
Delivered	(15,230,000)	530

Outstanding as of March 31, 2020	63,339,600	¥447	1.0

The weighted-average grant date fair value per award for the year ended March 31, 2019 and 2020 was ¥530 and ¥365, respectively.
There were no vested RSU awards nor delivered shares during the year ended March 31, 2019.
The total intrinsic value of RSU awards vested
during the year ended March 31, 2020
was ¥6,613 million. The total of 9,926,385 shares was delivered during the year ended March 31, 2020 and its intrinsic value was ¥ 6,231 million. The aggregate intrinsic value of RSU awards outstanding as of March 31, 2020 was ¥28,997 million.
As of March 31, 2020, total unrecognized compensation cost relating to RSU awards was ¥3,681 million which is expected to be recognized over a weighted average period of 1.6 years.
SAR Plan A awards
The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date and expire approximately seven years after grant date. The exercise price is generally not less than the fair value of the Company’s common stock on grant date. These awards are subject to the above reduction and forfeiture provisions but are not subject to claw back.
The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:
•	Expected volatilities based on historical volatility of the Company’s common stock;
•	Expected dividend yield based on the current dividend rate at the time of grant;
•	Expected lives of the awards determined based on historical experience; and
•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.
The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2018 and 2019 was ¥110 and ¥79 per share, respectively. There was no SAR Plan A award granted during the year ended March 31, 2020. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2018	2019	2020
Expected volatility	35.30%	33.30%	—%
Expected dividends yield	3.07%	3.67%	—%
Expected lives (in years)	4.5	4.5	—
Risk-free interest rate	0.10%	0.10%	—%
The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2020.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	16,539,300	¥679	3.9
Granted	—	—
Exercised	(900,800)	298
Forfeited	(89,900)	630
Expired	(95,700)	298

Outstanding as of March 31, 2020	15,452,900	¥704	3.1

Exercisable as of March 31, 2020	12,945,000	¥729	2.6

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2018, 2019 and 2020 was ¥450 million, ¥241 million and ¥139 million, respectively.
The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2020 was both ¥nil, respectively.
As of March 31, 2020, total unrecognized compensation cost relating to SAR Plan A awards was ¥62 million which is expected to be recognized over a weighted average period of 0.6 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2018, 2019 and 2020 was ¥nil, respectively.
SAR Plan B awards
The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.
The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2020. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	39,392,900	¥508	4.1
Granted	—	—
Exercised	(16,340,900)	497
Forfeited	(399,900)	531
Expired	(313,200)	425

Outstanding as of March 31, 2020	22,338,900	¥517	3.4

Exercisable as of March 31, 2020	16,186,800	¥512	2.5

The weighted-average grant date fair value per share for the years ended March 31, 2018 was ¥588. No SAR Plan B award was granted for the year ended March 31, 2019 and 2020.
The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2018, 2019 and 2020 was ¥21,740 million, ¥8,896 million and ¥7,640 million, respectively.
The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2020 was ¥10,204 million and ¥7,394 million, respectively.
As of March 31, 2020, total unrecognized compensation cost relating to SAR Plan B awards was ¥30 million which is expected to be recognized over a weighted average period of 1.7 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2018, 2019 and 2020 was ¥17,539 million, ¥10,757 million and ¥4,309 million, respectively.
Total compensation expense recognized within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income relating to RSU, SAR Plan A, and SAR Plan B awards for the years ended March 31, 2018, 2019 and 2020 was ¥9,650 million, ¥21,814 million and ¥12,694 million, respectively.
Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2020 was ¥285 million and the tax benefit realized from exercise of these awards was ¥785 million.
Total related tax benefits recognized in the consolidated statements of income relating to
RSU,
SAR Plan A
and
SAR Plan B awards for the years ended March 31, 2018, 2019 and 2020 were ¥566 million, ¥90 million and ¥13 million, respectively. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 12
“Earnings per share”
for further information.
NSU and CSU awards
NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2020. No new CSU awards have been granted since April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2019	31,036,558	¥389		8,760,439	¥603
Granted	13,203,853	405	(1)	—	—
Vested	(22,762,553)	438	(2)	(5,728,731)	601	(2)
Forfeited	(379,029)			(230,052)

Outstanding as of March 31, 2020	21,098,829	¥445	(3)	2,801,656	¥611	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2020.
Total compensation expense recognized within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2018, 2019 and 2020 was ¥24,286 million, ¥5,077 million and ¥4,639 million, respectively.
Total unrecognized compensation cost relating to NSU awards, based on the fair value of these awards as of March 31, 2020, was ¥613 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years. The total fair value of NSU awards which vested during the years ended March 31, 2018, 2019 and 2020 was ¥17,103 million, ¥11,481 million and ¥9,980 million, respectively.
Total unrecognized compensation cost relating to CSU awards, based on the fair value of these awards as of March 31, 2020, was ¥37 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 2.0 years. The total fair value of CSU awards which vested during the years ended March 31, 2018, 2019 and 2020 was ¥11,871 million, ¥6,282 million and ¥3,445 million, respectively.
NIU awards
In addition to the stock-based compensation awards described above, Nomura also grants NIU awards to senior management and employees. NIU awards are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, with graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NIU awards is determined using the price of the index.
The following table presents activity relating to NIU awards for the year ended March 31, 2020. No new NIU awards have been granted since April 1, 2018.

	Outstanding (number of units)	Index price (1)
Outstanding as of March 31, 2019	5,165,744	$6,043
Granted	—	—
Vested	(4,127,154)	6,233	(2)
Forfeited	(198,636)

Outstanding as of March 31, 2020	839,954	$5,339	(3)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(3)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2020.
Total compensation expense recognized within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income relating to NIU awards for the year ended March 31, 2018, 2019 and 2020 was ¥8,697 million, ¥1,731 million and ¥237 million, respectively.
Total unrecognized compensation cost relating to NIU awards, based on the fair value of these awards as of March 31, 2020, was ¥10 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 2.0 years. The total fair value of NIU awards which vested during the years ended March 31, 2018, 2019 and 2020 was ¥7,669 million, ¥5,091 million and ¥2,795 million, respectively.
Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSU, CSU and NIU awards for the years ended March 31, 2018, 2019 and 2020 were ¥779 million, ¥220 million and ¥168 million, respectively.
Subsequent events
On May 27, 2020, the Company passed a resolution to grant RSU awards to certain senior management and employees.
T
otal of 78,054,800 RSU awards have been granted which generally have a graded vesting period from one to three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
In June
2020
, Nomura also granted NSU awards to senior management and employees in countries where RSU awards are less favorably treated from tax or other perspectives. These NSU awards have a total grant date fair value of ¥6 billion and vesting periods of up to seven years.